Business segment information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Business segment information
Note 16: Business segment information

We operate three reportable business segments: Small Business Services, Financial Services and Direct Checks. Small Business Services sells personalized printed products, which include business checks, printed forms, promotional products, marketing materials and related services, as well as retail packaging supplies and a suite of business services, including web design and hosting, fraud protection, payroll, logo design, search engine marketing and business networking, to small businesses. These products and services are sold through direct response advertising via mail and the internet, referrals from financial institutions and telecommunications clients, independent distributors and dealers, and sales representatives. Financial Services’ products and services for financial institutions include comprehensive check programs for both personal and business checks, fraud prevention and monitoring services, customer acquisition campaigns, marketing communications, regulatory program services, and services intended to enhance the financial institution customer experience, such as customer loyalty programs. These products and services are sold through multiple channels, including a direct sales force. Direct Checks sells personal and business checks and related products and services directly to consumers through direct response marketing and the internet. All three segments operate primarily in the United States. Small Business Services also has operations in Canada and portions of Europe. No single customer accounted for more than 10% of revenue in 2010, 2009 or 2008.

The accounting policies of the segments are the same as those described in Note 1. We allocate corporate costs for our shared services functions to our business segments, including costs of our executive management, human resources, supply chain, finance, information technology and legal functions. Generally, where costs incurred are directly attributable to a business segment, primarily within the areas of information technology, supply chain and finance, those costs are charged directly to that segment. Because we use a shared services approach for many of our functions, certain costs are not directly attributable to a business segment. These costs are allocated to our business segments based on segment revenue, as revenue is a measure of the relative size and magnitude of each segment and indicates the level of corporate shared services consumed by each segment. Corporate assets are not allocated to the segments and consist primarily of property, plant and equipment, internal-use software, inventories and supplies related to our corporate shared services functions of manufacturing, information technology and real estate, as well as long-term investments. Depreciation and amortization expense related to corporate assets which was allocated to the segments was $38.8 million in 2010, $37.1 million in 2009 and $31.9 million in 2008.

We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that these segments, if operated independently, would report the operating income and other financial information shown.

The following is our segment information as of and for the years ended December 31:

		Reportable business segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2010	$796,254	$390,331	$215,652	$—	$1,402,237
	2009	785,109	396,353	162,733	—	1,344,195
	2008	851,060	430,018	187,584	—	1,468,662
Operating income:	2010	137,534	84,158	59,852	—	281,544
	2009	60,804	75,091	54,694	—	190,589
	2008	90,078	65,540	53,616	—	209,234
Depreciation and amortization expense:	2010	45,163	11,788	16,964	—	73,915
	2009	52,507	10,946	4,312	—	67,765
	2008	49,947	9,664	4,349	—	63,960
Asset impairment charges:	2010	—	—	—	—	—
	2009	24,900	—	—	—	24,900
	2008	9,942	—	—	—	9,942
Total assets:	2010	772,799	66,065	178,880	290,947	1,308,691
	2009	778,191	57,716	96,288	279,015	1,211,210
	2008	785,555	47,872	100,535	285,023	1,218,985
Capital asset purchases:	2010	—	—	—	43,932	43,932
	2009	—	—	—	44,266	44,266
	2008	—	—	—	31,865	31,865

Revenue by product for each year was as follows:

(in thousands)	2010	2009	2008
Checks, including contract settlements	$896,563	$853,729	$934,367
Other printed products, including forms	284,816	296,550	345,570
Services, primarily business	121,881	90,918	57,711
Accessories and promotional products	78,659	81,249	102,203
Packaging supplies and other	20,318	21,749	28,811
Total revenue	$1,402,237	$1,344,195	$1,468,662

During 2010, we modified the manner in which we determine revenue by product. Small Business Services may, at times, sell several items bundled together as one product, such as checks, deposit tickets and stamps. Previously, we were unable to determine the amount of revenue for each item and thus, the entire amount of revenue for the product was reported as check revenue. Due to changes in our information technology systems, we are now able to attribute that revenue to our various product categories. In addition, we are able to access better information regarding outsourced products and we can more accurately reflect them in our product categories. Amounts for 2009 and 2008 have been reclassified to conform to the 2010 presentation. These reclassifications were not significant.

The following information is based on the geographic locations of our subsidiaries:

(in thousands)	2010	2009	2008
Revenue from external customers:
United States	$1,325,163	$1,275,885	$1,397,759
Foreign, primarily Canada	77,074	68,310	70,903
Total revenue	$1,402,237	$1,344,195	$1,468,662

Long-lived assets:
United States	$1,124,095	$1,035,705	$1,036,140
Foreign, primarily Canada	13,359	16,006	15,759
Total long-lived assets	$1,137,454	$1,051,711	$1,051,899